UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Intermediate Bond Fund of America®
Investment portfolio

May 31, 2009
unaudited

Bonds & notes — 88.78%	Principal amount (000)	Value (000)

U.S. TREASURY BONDS & NOTES — 29.65%
U.S. Treasury 4.875% 2009	$16,754	$16,819
U.S. Treasury 6.00% 2009	21,325	21,581
U.S. Treasury 0.875% 2010[1,2]	16,838	16,857
U.S. Treasury 2.00% 2010	15,000	15,180
U.S. Treasury 4.00% 2010	7,525	7,737
U.S. Treasury 4.75% 2010	10,000	10,307
U.S. Treasury 1.125% 2011	8,980	8,971
U.S. Treasury 2.375% 2011[1,2]	7,473	7,691
U.S. Treasury 4.50% 2011	24,500	26,530
U.S. Treasury 4.50% 2011	4,900	5,213
U.S. Treasury 4.875% 2011	253,750	273,664
U.S. Treasury 4.875% 2011	16,645	17,906
U.S. Treasury 5.125% 2011	15,000	16,294
U.S. Treasury 1.375% 2012	25,000	25,075
U.S. Treasury 3.00% 2012[1,2]	4,642	4,951
U.S. Treasury 4.25% 2012	78,500	85,443
U.S. Treasury 4.50% 2012	100,000	108,918
U.S. Treasury 4.625% 2012	22,325	24,355
U.S. Treasury 4.625% 2012	20,000	21,958
U.S. Treasury 4.75% 2012	30,000	32,985
U.S. Treasury 1.50% 2013	25,000	24,283
U.S. Treasury 2.75% 2013	27,785	28,826
U.S. Treasury 2.75% 2013	1,675	1,721
U.S. Treasury 3.125% 2013	138,750	145,102
U.S. Treasury 3.125% 2013	25,000	26,112
U.S. Treasury 3.375% 2013	30,000	31,738
U.S. Treasury 3.50% 2013	40,620	43,197
U.S. Treasury 3.625% 2013	52,750	56,352
U.S. Treasury 3.875% 2013	15,000	16,162
U.S. Treasury 4.25% 2013	121,680	132,945
U.S. Treasury 1.25% 2014[1,2]	13,819	14,050
U.S. Treasury 1.75% 2014	2,000	1,951
U.S. Treasury 1.875% 2014	44,175	43,393
U.S. Treasury 1.875% 2014	25,000	24,480
U.S. Treasury 2.25% 2014	56,250	55,993
U.S. Treasury 4.25% 2014	9,600	10,474
U.S. Treasury 4.25% 2015	164,750	179,146
U.S. Treasury 2.375% 2016	57,300	55,026
U.S. Treasury 5.125% 2016	48,000	54,385
U.S. Treasury 7.25% 2016	29,500	37,308
U.S. Treasury 7.50% 2016	54,500	70,066
U.S. Treasury 4.625% 2017	35,000	38,572
U.S. Treasury 3.50% 2018	98,565	99,666
U.S. Treasury 3.75% 2018	81,150	82,951
U.S. Treasury 2.75% 2019	49,100	46,150
U.S. Treasury 3.125% 2019	3,900	3,789
U.S. Treasury Principal Strip 0% 2039	2,500	672
		2,072,945

MORTGAGE-BACKED OBLIGATIONS — 24.32%
Federal agency mortgage-backed obligations[3] — 17.63%
Fannie Mae 7.00% 2009	—	—
Fannie Mae 7.50% 2009	5	5
Fannie Mae 7.50% 2009	—	—
Fannie Mae 7.50% 2009	—	—
Fannie Mae 7.50% 2009	—	—
Fannie Mae 8.50% 2009	—	—
Fannie Mae 9.50% 2009	7	7
Fannie Mae 7.00% 2010	1	1
Fannie Mae 9.50% 2010	1	1
Fannie Mae 7.00% 2011	86	87
Fannie Mae 7.00% 2011	52	53
Fannie Mae 7.00% 2011	8	8
Fannie Mae 7.00% 2012	93	95
Fannie Mae 7.00% 2015	904	957
Fannie Mae 7.00% 2015	224	238
Fannie Mae 7.00% 2015	41	43
Fannie Mae 7.00% 2015	21	23
Fannie Mae 7.50% 2015	418	442
Fannie Mae 7.50% 2015	404	429
Fannie Mae 7.50% 2015	162	172
Fannie Mae 7.50% 2015	145	154
Fannie Mae 7.50% 2015	45	47
Fannie Mae 7.50% 2015	43	45
Fannie Mae 7.50% 2015	41	44
Fannie Mae 9.00% 2015	257	275
Fannie Mae 13.50% 2015	97	110
Fannie Mae 7.00% 2016	664	705
Fannie Mae 7.00% 2016	300	318
Fannie Mae 7.00% 2016	150	160
Fannie Mae 7.50% 2016	137	146
Fannie Mae 9.00% 2016	388	423
Fannie Mae 11.50% 2016	132	149
Fannie Mae 7.00% 2017	694	739
Fannie Mae 7.00% 2017	494	527
Fannie Mae 7.00% 2017	257	273
Fannie Mae 9.00% 2018	11	13
Fannie Mae 10.00% 2018	70	80
Fannie Mae 11.50% 2019	328	362
Fannie Mae 11.00% 2020	121	139
Fannie Mae 11.00% 2020	54	61
Fannie Mae 11.50% 2020	74	83
Fannie Mae 4.50% 2021	9,583	9,894
Fannie Mae 10.00% 2021	132	154
Fannie Mae 9.50% 2022	34	39
Fannie Mae 5.00% 2023	9,136	9,462
Fannie Mae 5.00% 2023	7,413	7,678
Fannie Mae 5.00% 2023	6,429	6,659
Fannie Mae 5.00% 2023	6,156	6,376
Fannie Mae 5.00% 2023	5,700	5,904
Fannie Mae 5.50% 2023	12,883	13,500
Fannie Mae 5.50% 2023	8,154	8,529
Fannie Mae 7.50% 2023	160	174
Fannie Mae 4.00% 2024	49,151	49,606
Fannie Mae 4.00% 2024	49,085	49,513
Fannie Mae 4.00% 2024	45,959	46,361
Fannie Mae 4.00% 2024	24,070	24,293
Fannie Mae 4.00% 2024	17,143	17,302
Fannie Mae 4.00% 2024	16,902	17,050
Fannie Mae 4.00% 2024	14,840	14,970
Fannie Mae 4.00% 2024	10,893	10,988
Fannie Mae 4.00% 2024	10,871	10,966
Fannie Mae 4.50% 2024	24,545	25,173
Fannie Mae 5.50% 2024	15,165	15,867
Fannie Mae 6.00% 2024	3,156	3,324
Fannie Mae 6.00% 2026	2,150	2,264
Fannie Mae 8.50% 2026	23	25
Fannie Mae 9.149% 2026[4]	653	718
Fannie Mae 9.50% 2026	366	418
Fannie Mae 8.50% 2027	52	57
Fannie Mae 6.00% 2028	6,610	6,942
Fannie Mae 6.00% 2028	3,327	3,494
Fannie Mae 6.00% 2028	2,468	2,592
Fannie Mae 7.50% 2031	74	81
Fannie Mae 6.50% 2034	6,649	7,130
Fannie Mae 6.50% 2035	5,245	5,636
Fannie Mae 6.00% 2036	4,895	5,153
Fannie Mae 6.00% 2036	2,051	2,154
Fannie Mae 5.281% 2037[4]	2,697	2,815
Fannie Mae 5.50% 2037	6,794	6,999
Fannie Mae 5.50% 2037	4,435	4,569
Fannie Mae 5.617% 2037[4]	5,884	6,177
Fannie Mae 5.84% 2037[4]	12,602	13,240
Fannie Mae 5.845% 2037[4]	9,790	10,296
Fannie Mae 6.00% 2037	20,665	21,799
Fannie Mae 6.00% 2037	15,878	16,750
Fannie Mae 6.009% 2037[4]	5,757	6,039
Fannie Mae 6.50% 2037	11,108	11,839
Fannie Mae 6.50% 2037	10,748	11,455
Fannie Mae 6.50% 2037	3,668	3,909
Fannie Mae 7.00% 2037	15,222	16,525
Fannie Mae 7.00% 2037	15,179	16,479
Fannie Mae 7.00% 2037	8,135	8,791
Fannie Mae 7.00% 2037	7,711	8,332
Fannie Mae 7.00% 2037	6,892	7,482
Fannie Mae 7.00% 2037	4,700	5,079
Fannie Mae 7.00% 2037	2,693	2,910
Fannie Mae 7.00% 2037	1,762	1,904
Fannie Mae 7.00% 2037	1,200	1,303
Fannie Mae 7.00% 2037	1,084	1,172
Fannie Mae 7.50% 2037	3,394	3,669
Fannie Mae 7.50% 2037	827	894
Fannie Mae 4.436% 2038[4]	6,004	6,228
Fannie Mae 4.539% 2038[4]	2,270	2,358
Fannie Mae 5.452% 2038[4]	4,575	4,794
Fannie Mae 5.50% 2038	23,643	24,564
Fannie Mae 5.554% 2038[4]	2,620	2,719
Fannie Mae 6.00% 2038	5,323	5,581
Fannie Mae 6.50% 2038	4,038	4,304
Fannie Mae 6.50% 2038	3,908	4,170
Fannie Mae 5.119% 2039[4]	4,729	4,933
Fannie Mae 6.50% 2036	34,055	36,285
Fannie Mae 6.50% 2039	3,556	3,794
Fannie Mae, Series 88-16, Class B, 9.50% 2018	16	18
Fannie Mae, Series 90-21, Class Z, 9.00% 2020	308	348
Fannie Mae, Series 2001-4, Class GA, 10.104% 2025[4]	646	738
Fannie Mae, Series 2001-4, Class NA, 11.843% 2025[4]	1,403	1,588
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	1,219	1,339
Fannie Mae, Series 2001-20, Class D, 11.041% 2031[4]	114	132
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	6,078	6,200
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	9,771	8,299
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	5,219	4,582
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	21,636	22,687
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	9,834	10,337
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	6,845	7,285
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	11,988	9,513
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	9,312	9,670
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	10,590	11,102
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	291	319
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	267	287
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	1,238	1,360
Fannie Mae 6.50% 2047	17,783	18,932
Fannie Mae 7.00% 2047	1,242	1,342
Fannie Mae 7.00% 2047	74	80
Freddie Mac 8.50% 2009	1	1
Freddie Mac 8.00% 2012	11	11
Freddie Mac 6.00% 2014	39	41
Freddie Mac 6.00% 2014	37	39
Freddie Mac 7.00% 2015	49	52
Freddie Mac 8.50% 2018	—	—
Freddie Mac 10.00% 2018	368	409
Freddie Mac 10.00% 2019	267	298
Freddie Mac 8.50% 2020	17	18
Freddie Mac 10.00% 2021	101	112
Freddie Mac 4.50% 2023	13,875	14,217
Freddie Mac 5.00% 2023	16,373	16,955
Freddie Mac 5.00% 2023	12,998	13,460
Freddie Mac 5.00% 2023	4,088	4,233
Freddie Mac 5.00% 2023	3,261	3,377
Freddie Mac 4.50% 2024	34,776	35,623
Freddie Mac 10.00% 2025	136	154
Freddie Mac 6.00% 2026	881	927
Freddie Mac 6.00% 2026	390	410
Freddie Mac 6.50% 2027	5,291	5,644
Freddie Mac 9.00% 2030	181	201
Freddie Mac 6.00% 2032	2,073	2,171
Freddie Mac 5.00% 2035	23,216	23,809
Freddie Mac 4.758% 2037[4]	3,902	4,054
Freddie Mac 5.341% 2037[4]	16,214	16,843
Freddie Mac 5.714% 2037[4]	6,533	6,870
Freddie Mac 5.849% 2037[4]	2,010	2,107
Freddie Mac 5.89% 2037[4]	4,486	4,693
Freddie Mac 5.976% 2037[4]	13,297	13,914
Freddie Mac 6.00% 2037	3,736	3,915
Freddie Mac 6.00% 2037	3,515	3,704
Freddie Mac 6.00% 2037	1,337	1,409
Freddie Mac 6.008% 2037[4]	3,675	3,844
Freddie Mac 6.053% 2037[4]	4,608	4,829
Freddie Mac 6.261% 2037[4]	4,246	4,412
Freddie Mac 6.315% 2037[4]	7,194	7,524
Freddie Mac 6.50% 2037	15,248	16,242
Freddie Mac 6.50% 2037	1,288	1,370
Freddie Mac 4.66% 2038[4]	6,591	6,831
Freddie Mac 4.977% 2038[4]	1,754	1,826
Freddie Mac 5.00% 2038	6,436	6,591
Freddie Mac 5.00% 2038	5	5
Freddie Mac 5.044% 2038[4]	8,944	9,204
Freddie Mac 5.183% 2038[4]	1,708	1,773
Freddie Mac 5.50% 2038	23,190	23,873
Freddie Mac 5.50% 2038	8,293	8,579
Freddie Mac 5.53% 2038[4]	4,430	4,632
Freddie Mac 5.587% 2038[4]	17,356	18,153
Freddie Mac 6.50% 2038	15,487	16,497
Freddie Mac 6.50% 2038	8,973	9,558
Freddie Mac 6.50% 2038	6,305	6,716
Freddie Mac 6.50% 2038	648	691
Freddie Mac 6.50% 2039	14,985	15,947
Freddie Mac, Series 2310, Class B, 9.907% 2015[4]	59	67
Freddie Mac, Series 2356, Class GD, 6.00% 2016	10,978	11,662
Freddie Mac, Series 2310, Class A, 10.435% 2017[4]	132	148
Freddie Mac, Series 1567, Class A, 0.775% 2023[4]	73	69
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,333	1,344
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	529	576
Freddie Mac, Series 3061, Class PN, 5.50% 2035	13,659	14,520
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	10,139	8,445
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	4,973	4,167
Freddie Mac, Series 3156, Class NG, 6.00% 2036	6,903	7,359
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	2,393	2,042
Freddie Mac, Series 3271, Class OA, 6.00% 2037	8,195	8,743
Government National Mortgage Assn. 9.50% 2009	13	13
Government National Mortgage Assn. 9.00% 2016	11	12
Government National Mortgage Assn. 8.50% 2017	85	92
Government National Mortgage Assn. 9.50% 2020	51	58
Government National Mortgage Assn. 9.50% 2020	39	44
Government National Mortgage Assn. 8.50% 2021	152	167
Government National Mortgage Assn. 8.50% 2021	72	79
Government National Mortgage Assn. 8.50% 2022	35	39
Government National Mortgage Assn. 8.50% 2022	32	35
Government National Mortgage Assn. 8.50% 2022	17	19
Government National Mortgage Assn. 8.50% 2023	206	227
Government National Mortgage Assn. 6.00% 2038	9,430	9,867
Government National Mortgage Assn. 6.50% 2038	9,373	9,925
		1,232,662

Commercial mortgage-backed securities[3] — 4.57%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	14,000	14,688
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	17,615	18,372
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	4,025	4,293
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	6,106	6,166
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	941
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.584% 2036[4]	2,000	883
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class G, 5.745% 2036[4,5]	1,600	466
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	8,149	8,382
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	2,767	2,735
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 2038[5]	2,000	683
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038[4]	3,000	3,009
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[4]	13,500	10,946
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.986% 2041[4]	1,500	1,491
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	7,602	7,583
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	8,500	8,140
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 2037[4]	1,783	1,088
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.316% 2037[4]	5,000	4,625
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	4,352	4,152
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,587
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[4]	1,000	820
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2,5]	8,350	8,266
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,5]	1,270	1,238
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2,5]	8,750	8,181
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[2,5]	3,000	2,730
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[2,5]	2,000	1,800
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	17,503	18,090
GE Capital Commercial Mortgage Corp., Series 2000-1, Class A-2, 6.496% 2033	9,302	9,412
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	6,113	6,048
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2,5]	6,000	5,850
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2,5]	8,180	7,935
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2,5]	6,250	5,562
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2,5]	1,000	865
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[2,5]	1,000	845
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,5]	7,500	6,188
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	4,202	4,286
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	3,875	3,572
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	3,000	2,847
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	2,625	2,634
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	2,000	2,042
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	10,441	10,664
GE Commercial Mortgage Corp., Series 2003-C2, Class A-2, 4.17% 2037	925	912
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	1,374	1,305
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.144% 2039[4]	2,000	798
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	859
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.334% 2045[4]	2,000	1,846
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	3,600	3,567
GE Commercial Mortgage Corp., Series 2005-C1, Class A-3, 4.578% 2048	1,740	1,600
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[5]	10,000	10,520
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[4]	12,000	10,265
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015[5]	1,704	1,775
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[5]	7,500	8,046
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 2018[5]	5,000	5,379
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class C, 6.878% 2018[5]	3,800	4,106
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.659% 2031[4,5]	19,273	428
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,260	2,243
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	838	845
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,610	4,542
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	770	756
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	6,000	5,702
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[2]	5,776	5,812
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	5,000	4,984
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	876	879
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	1,543	1,567
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	1,807	1,804
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	332	335
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 0.932% 2016[4,5]	1,000	1,003
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	125	125
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	3,005	2,964
Government Lease Trust, Series 1999-GSA1, Class A-4, MBIA insured, 6.48% 2011[5]	3,457	3,583
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.875% 2045[4]	6,500	3,464
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	3,028	3,125
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	3,042	3,124
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[4]	2,000	1,852
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.775% 2042[4]	1,000	560
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)[4]	3,000	2,144
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	1,767	1,728
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	1,470	1,478
		319,130

Collateralized mortgage-backed obligations (privately originated)[3] — 1.61%
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	4,306	2,380
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	2,502	1,710
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.844% 2047[4]	25,361	11,724
IndyMac INDX Mortgage Loan Trust, Series 2005-AR5, Class 1-A-1, 3.824% 2035[4]	3,884	1,999
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.691% 2036[4]	22,217	11,632
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.043% 2036[4]	3,115	1,461
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	461	415
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	415	350
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	647	606
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,533	1,278
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[5]	18,721	11,228
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.689% 2036[4]	2,510	1,670
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.878% 2036[4]	3,432	2,079
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.859% 2037[4]	8,968	4,916
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.885% 2037[4]	4,002	1,877
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.967% 2047[4]	4,196	2,270
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1-A, 0.759% 2034[4]	7,534	4,097
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.458% 2037[4]	8,169	3,819
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.429% 2046[4]	8,658	7,745
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[4]	6,500	3,697
Bear Stearns ARM Trust, Series 2005-1, Class II-A-2, 4.912% 2035[4]	5,666	4,023
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	5,766	3,185
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	7,460	3,986
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	1,353	1,176
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,731	1,434
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	2,642	2,018
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	1,587	1,138
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.432% 2027[4,5]	1,550	1,120
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.59% 2027[4,5]	1,672	1,476
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.744% 2028[4,5]	2,324	2,433
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.442% 2019[4,5]	4,375	3,973
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.918% 2035[4]	4,500	2,995
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[4]	6,227	2,818
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.331% 2037[4]	2,269	1,516
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.808% 2037[4]	2,354	1,232
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.57% 2035[4]	726	444
Paine Webber CMO, Series O, Class 5, 9.50% 2019	159	171
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.986% 2036[4]	205	159
		112,250

Other mortgage-backed securities[3] — 0.51%
Bank of America 5.50% 2012[5]	14,815	14,654
Nationwide Building Society, Series 2007-2, 5.50% 2012[5]	8,190	7,783
Banco Bilbao Vizcaya Argentaria, SA 5.75% 2017[5]	6,600	6,021
Northern Rock PLC 5.625% 2017[5]	5,735	4,640
DEPFA ACS Bank 4.75% 2010	1,760	1,668
HBOS Treasury Services PLC 5.25% 2017[5]	1,070	897
		35,663

Total mortgage-backed securities		1,699,705

CORPORATE BONDS & NOTES — 20.55%
Financials — 6.33%
New York Life Global Funding 4.625% 2010[5]	5,000	5,071
New York Life Global Funding 5.25% 2012[5]	14,000	14,172
New York Life Global Funding 4.65% 2013[5]	9,000	8,888
Monumental Global Funding II, Series 2004-B, 3.90% 2009[5]	5,000	4,999
Monumental Global Funding II, Series 2004-F, 4.375% 2009[5]	2,000	1,999
Monumental Global Funding II, Series 2005-B, 4.625% 2010[5]	2,500	2,437
Monumental Global Funding 5.50% 2013[5]	4,500	4,247
Monumental Global Funding III 1.331% 2014[4,5]	9,140	6,422
Monumental Global Funding III 5.25% 2014[5]	8,500	7,224
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	18,010	17,578
Westfield Group 5.40% 2012[5]	8,000	7,681
American Express Co. 4.75% 2009	8,500	8,500
American Express Credit Corp., Series B, 5.00% 2010	7,000	7,027
American Express Co. 6.15% 2017	9,555	8,552
Metropolitan Life Global Funding I, Series 2004-7, 4.25% 2009[5]	4,000	4,013
Metropolitan Life Global Funding I, 5.125% 2013[5]	15,250	15,068
Santander Issuances, SA Unipersonal 1.648% 2016[2,4,5]	3,000	1,860
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	21,300	16,166
Countrywide Financial Corp., Series B, 5.80% 2012	12,750	12,802
Bank of America Corp. 5.30% 2017	5,070	4,310
UniCredito Italiano SpA 5.584% 2017[4,5]	17,750	12,255
UniCredito Italiano SpA 6.00% 2017[5]	3,300	2,690
HVB Funding Trust I 8.741% 2031[5]	3,250	1,527
Jackson National Life Global 5.375% 2013[5]	17,565	15,887
PRICOA Global Funding I 4.20% 2010[5]	10,000	9,754
PRICOA Global Funding I 5.30% 2013[5]	5,000	4,675
JPMorgan Chase & Co. 5.60% 2011	3,000	3,163
JPMorgan Chase & Co. 4.75% 2013	6,000	6,175
JPMorgan Chase & Co. 4.891% 2015[4]	2,180	1,810
JPMorgan Chase Bank NA 5.875% 2016	3,250	3,149
Bank of New York Mellon Corp., Series G, 4.95% 2012	13,500	14,050
Wells Fargo Bank, National Assn. 4.75% 2015	9,400	8,106
Wells Fargo & Co. 5.625% 2017	5,750	5,482
Kimco Realty Corp., Series C, 4.82% 2014	795	651
Kimco Realty Corp., Series C, 4.904% 2015	7,500	6,108
Kimco Realty Corp., Series C, 5.783% 2016	4,500	3,666
Kimco Realty Corp. 5.70% 2017	3,500	2,781
Citigroup Inc. 4.125% 2010	7,000	6,998
Citigroup Inc. 4.625% 2010	3,000	2,998
Citigroup Inc. 6.50% 2013	2,500	2,480
Northern Trust Corp. 5.50% 2013	6,500	6,791
Northern Trust Corp. 4.625% 2014	2,825	2,853
Northern Trust Corp. 5.85% 2017[5,6]	2,750	2,771
Allstate Life Global Funding Trust, Series 2005-4, 4.25% 2010	2,000	2,005
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	9,500	9,856
Simon Property Group, LP 5.00% 2012	1,000	970
Simon Property Group, LP 5.75% 2012	8,000	7,798
Simon Property Group, LP 5.875% 2017	2,500	2,234
Simon Property Group, LP 10.35% 2019	750	846
TIAA Global Markets 4.95% 2013[5]	10,000	10,213
Goldman Sachs Group, Inc. 7.50% 2019	8,880	9,376
Berkshire Hathaway Finance Corp. 4.60% 2013	4,375	4,524
Berkshire Hathaway Finance Corp. 5.00% 2013	4,500	4,729
Korea Development Bank 5.30% 2013	2,500	2,485
Korea Development Bank 8.00% 2014	5,350	5,862
Scotland International Finance No. 2 BV 4.25% 2013[5]	1,195	865
HBOS PLC 6.75% 2018[5]	10,265	7,290
Barclays Bank PLC 5.45% 2012	4,000	4,095
Barclays Bank PLC 6.05% 2017[5]	2,850	2,352
Barclays Bank PLC 7.70% (undated)[4,5]	1,000	777
PNC Funding Corp. 5.125% 2010	4,000	3,984
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	5,000	2,683
ERP Operating LP 6.625% 2012	2,000	2,023
ERP Operating LP 5.25% 2014	4,000	3,641
Royal Bank of Scotland Group PLC 5.05% 2015	7,000	5,250
Resona Bank, Ltd. 5.85% (undated)[4,5]	7,000	5,187
HSBC Finance Corp. 1.381% 2014[4]	2,250	1,846
HSBC Finance Corp. 1.691% 2016[4]	4,400	3,283
Genworth Financial, Inc. 4.75% 2009	5,000	4,992
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	4,750	4,521
KeyBank NA 5.50% 2012	4,500	4,280
Principal Life Insurance Co. 5.30% 2013	4,000	3,869
Lincoln National Corp. 5.65% 2012	4,000	3,521
Standard Chartered Bank 6.40% 2017[5]	4,020	3,429
Credit Suisse Group AG 5.50% 2014	3,000	3,033
CIT Group Inc. 5.125% 2014	4,500	3,018
ING Security Life Institutional Funding 4.25% 2010[5]	3,000	2,918
Union Bank of California, NA 5.95% 2016	3,000	2,793
Hartford Financial Services Group, Inc. 5.25% 2011	1,800	1,677
Glen Meadow Pass-Through Trust 6.505% 2067[4,5]	2,000	976
US Bank NA 4.95% 2014	2,550	2,574
SunTrust Banks, Inc. 7.25% 2018	3,000	2,557
ProLogis 6.625% 2018	3,000	2,349
ORIX Corp. 5.48% 2011	2,500	2,205
Société Générale 5.75% 2016[5]	2,200	2,019
Nationwide Mutual Insurance 5.81% 2024[4,5]	2,000	1,170
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[7]	1,910	291
BNP Paribas 5.125% 2015[5]	260	223
		442,425

Industrials — 2.19%
Canadian National Railway Co. 4.95% 2014	17,850	18,479
Canadian National Railway Co. 5.85% 2017	7,000	7,273
Union Pacific Corp. 5.125% 2014	6,125	6,173
Union Pacific Corp. 5.75% 2017	1,515	1,466
Union Pacific Corp. 5.70% 2018	7,465	7,132
Burlington Northern Santa Fe Corp. 7.00% 2014	13,480	14,457
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[2]	13,860	11,802
Caterpillar Inc. 4.50% 2009	6,750	6,754
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,000	1,010
Caterpillar Financial Services Corp., Series F, 4.25% 2013	4,000	3,933
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,3,5]	11,177	9,599
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3,5]	1,599	1,492
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 1.611% 2015[3,4]	10,000	6,745
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[2,3]	3,735	2,801
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[3]	1,910	1,231
Honeywell International Inc. 3.875% 2014	10,100	10,291
John Deere Capital Corp., Series D, 4.50% 2013	4,000	4,032
John Deere Capital Corp., Series D, 4.90% 2013	5,000	5,045
Norfolk Southern Corp. 5.75% 2016[5]	7,190	6,956
Raytheon Co. 5.375% 2013	5,000	5,134
Lockheed Martin Corp. 4.121% 2013	5,000	5,107
General Electric Co. 5.00% 2013	2,000	2,061
General Electric Capital Corp., Series A, 5.625% 2017	3,000	2,886
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,333
Atlas Copco AB 5.60% 2017[5]	4,000	3,816
CSX Corp. 5.75% 2013	1,635	1,670
CSX Corp. 6.15% 2037	720	589
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,5]	788	637
		152,904

Telecommunication services — 2.17%
BellSouth Corp. 4.20% 2009	12,000	12,098
SBC Communications Inc. 6.25% 2011	34,250	36,501
AT&T Inc. 4.95% 2013	8,250	8,538
Verizon Communications Inc. 3.75% 2011[5]	17,500	17,863
Verizon Communications Inc. 5.25% 2013	7,200	7,584
Verizon Communications Inc. 7.375% 2013[5]	5,000	5,616
Verizon Communications Inc. 5.55% 2014[5]	11,170	11,825
Verizon Communications Inc. 8.75% 2018	5,000	5,961
France Télécom 7.75% 2011[4]	12,500	13,600
Vodafone Group PLC 7.75% 2010	9,525	9,872
Singapore Telecommunications Ltd. 6.375% 2011[5]	7,000	7,628
Deutsche Telekom International Finance BV 8.50% 2010[4]	5,000	5,297
Telecom Italia Capital SA 4.95% 2014	4,225	4,015
Telicom Italia Capital SA 6.00% 2034	1,525	1,195
British Telecommunications PLC 5.15% 2013	4,000	3,944
		151,537

Consumer staples — 2.05%
Coca-Cola Co. 3.625% 2014	10,000	10,087
Coca-Cola Co. 4.875% 2019	7,500	7,517
Diageo Capital PLC 7.375% 2014	926	1,030
Diageo Capital PLC 5.75% 2017	14,695	14,987
Altria Group, Inc. 8.50% 2013	4,000	4,504
Altria Group, Inc. 7.75% 2014	7,500	8,146
Walgreen Co. 4.875% 2013	10,500	11,106
Walgreen Co. 5.25% 2019	1,000	1,028
Costco Wholesale Corp. 5.30% 2012	10,700	11,453
Anheuser-Busch InBev NV 7.20% 2014[5]	10,000	10,737
Wal-Mart Stores, Inc. 4.75% 2010	7,500	7,779
Wal-Mart Stores, Inc. 4.25% 2013	2,000	2,087
CVS Caremark Corp. 5.88% 2028[3,5]	9	8
CVS Corp. 6.036% 2028[3,5]	3,235	2,672
CVS Caremark Corp. 6.943% 2030[3,5]	5,947	5,201
Procter & Gamble Co. 3.50% 2015	7,500	7,582
Unilever Capital Corp. 3.65% 2014	7,500	7,573
British American Tobacco International Finance PLC 9.50% 2018[5]	5,910	6,811
Kroger Co. 7.50% 2014	6,030	6,761
Tesco PLC 5.50% 2017[5]	6,840	6,730
Kimberly-Clark Corp. 7.50% 2018	4,500	5,345
H.J. Heinz Co. 15.59% 2011[4,5]	3,200	4,091
		143,235

Health care — 2.00%
Roche Holdings Inc. 5.00% 2014[5]	29,500	31,106
Roche Holdings Inc. 6.00% 2019[5]	5,000	5,237
Pfizer Inc. 5.35% 2015	10,000	10,783
Pfizer Inc. 6.20% 2019	10,000	10,723
GlaxoSmithKline Capital Inc. 4.85% 2013	12,500	13,017
GlaxoSmithKline Capital Inc. 5.65% 2018	7,000	7,286
Novartis Capital Corp. 4.125% 2014	7,500	7,687
Novartis Securities Investment Ltd. 5.125% 2019	10,000	10,154
Eli Lilly and Co. 3.55% 2012	12,750	13,159
AstraZeneca PLC 5.40% 2012	7,000	7,549
WellPoint, Inc. 6.00% 2014	4,400	4,404
WellPoint, Inc. 5.875% 2017	3,000	2,867
Schering-Plough Corp. 6.00% 2017	5,000	5,167
UnitedHealth Group 6.00% 2017	4,750	4,491
Abbott Laboratories 5.875% 2016	3,225	3,461
Hospira, Inc. 5.55% 2012	2,500	2,552
		139,643

Energy — 1.95%
Shell International Finance B.V. 4.00% 2014	25,000	25,857
BP Capital Markets PLC 3.125% 2012	18,500	18,873
BP Capital Markets PLC 3.625% 2014[5]	5,000	4,939
Chevron Corp. 3.95% 2014	18,000	18,450
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,338
TransCanada PipeLines Ltd. 7.125% 2019	1,920	2,137
TransCanada PipeLines Ltd. 6.35% 2067[4]	10,050	6,642
Rockies Express Pipeline LLC 6.25% 2013[5]	11,300	11,370
Kinder Morgan Energy Partners LP 5.00% 2013	5,000	4,935
Kinder Morgan Energy Partners LP 5.125% 2014	5,000	4,860
ConocoPhillips 5.75% 2019	7,250	7,539
Husky Energy Inc. 5.90% 2014	6,000	6,140
StatoilHydro ASA 3.875% 2014	4,750	4,801
Enbridge Energy Partners, LP, Series B, 6.50% 2018	4,600	4,210
Sunoco, Inc. 5.75% 2017	3,000	2,834
Qatar Petroleum 5.579% 2011[3,5]	2,778	2,834
Enbridge Inc. 5.60% 2017	2,500	2,376
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[3,5]	2,361	2,244
		136,379

Utilities — 1.89%
Pacific Gas and Electric Co. 6.25% 2013	12,250	13,372
PG&E Corp. 5.75% 2014	5,000	5,191
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	12,000	12,463
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	5,000	4,835
Progress Energy, Inc. 6.05% 2014	16,500	17,154
National Grid PLC 6.30% 2016	10,990	11,120
Electricité de France SA 5.50% 2014[5]	10,000	10,716
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,676
Ohio Power Co., Series J, 5.30% 2010	8,000	8,251
Scottish Power PLC 4.91% 2010	4,000	4,047
Scottish Power PLC 5.375% 2015	4,000	3,824
Georgia Power Co., Series V, 4.10% 2009	7,000	7,028
E.ON International Finance BV 5.80% 2018[5]	5,000	5,055
Veolia Environnement 5.25% 2013	4,350	4,393
Consumers Energy Co. First Mortgage Bonds 5.15% 2017	500	485
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	3,100	3,188
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	3,626
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	2,855
Public Service Co. of Colorado 5.80% 2018	2,250	2,416
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	2,250	2,287
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,500	1,605
		132,587

Consumer discretionary — 1.36%
American Honda Finance Corp. 1.404% 2010[4,5]	5,000	4,943
American Honda Finance Corp. 5.125% 2010[5]	13,000	12,838
Time Warner Cable Inc. 6.20% 2013	12,000	12,546
Time Warner Cable Inc. 7.50% 2014	5,430	5,896
News America Inc. 6.90% 2019[5]	10,250	10,040
Target Corp. 6.00% 2018	7,555	7,763
Kohl’s Corp. 7.375% 2011	4,175	4,522
Kohl’s Corp. 6.00% 2033	3,000	2,428
Lowe’s Companies, Inc. 8.25% 2010	5,000	5,274
Walt Disney Co. 4.70% 2012	5,000	5,268
McDonald’s Corp., Series I, 4.30% 2013	5,000	5,207
Home Depot, Inc. 1.445% 2009[4]	1,500	1,499
Home Depot, Inc. 5.20% 2011	3,000	3,101
Thomson Reuters Corp. 5.95% 2013	4,130	4,200
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	3,050	3,077
DaimlerChrysler North America Holding Corp. 5.875% 2011	950	962
Comcast Corp. 6.30% 2017	2,750	2,824
Nordstrom, Inc. 6.75% 2014	1,430	1,441
Staples, Inc. 9.75% 2014	1,000	1,104
		94,933

Information technology — 0.52%
National Semiconductor Corp. 6.15% 2012	6,500	6,244
National Semiconductor Corp. 6.60% 2017	5,000	4,234
Oracle Corp. 4.95% 2013	7,500	7,940
Western Union Co. 5.40% 2011	6,750	6,988
Cisco Systems, Inc. 5.25% 2011	5,750	6,109
International Business Machines Corp. 1.653% 2011[4]	5,000	5,028
		36,543

Materials — 0.09%
BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,865	6,266

Total corporate bonds & notes		1,436,452

FEDERAL AGENCY BONDS & NOTES — 8.06%
Fannie Mae 1.75% 2011	35,855	36,310
Fannie Mae 5.50% 2011	5,000	5,394
Fannie Mae 6.00% 2011	35,000	38,302
Fannie Mae 2.00% 2012	20,000	20,227
Fannie Mae 5.25% 2012	7,400	7,747
Fannie Mae 4.625% 2013	14,000	14,271
Fannie Mae 2.50% 2014	7,000	6,899
Fannie Mae 2.75% 2014	32,745	32,792
Freddie Mac 4.125% 2009	20,000	20,194
Freddie Mac 6.625% 2009	16,695	17,005
Freddie Mac 1.50% 2011	9,185	9,270
Freddie Mac 1.75% 2012	25,000	24,991
Freddie Mac 2.50% 2014	11,000	10,846
Freddie Mac 5.75% 2016	9,680	9,760
Federal Home Loan Bank 2.875% 2011	15,000	15,453
Federal Home Loan Bank 3.375% 2011	5,000	5,223
Federal Home Loan Bank 2.25% 2012	8,000	8,131
Federal Home Loan Bank 4.625% 2012	20,000	21,729
Federal Home Loan Bank 5.375% 2016	5,000	5,533
Federal Home Loan Bank 5.375% 2016	1,420	1,548
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	7,000	7,267
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 1.416% 2012[4]	15,000	15,115
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	22,750	23,099
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 1.499% 2012[4]	20,000	20,105
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,500	16,141
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	27,000	27,425
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	7,000	7,266
Federal Agricultural Mortgage Corp. 4.875% 2011[5]	17,750	18,908
Federal Agricultural Mortgage Corp. 5.125% 2011	1,500	1,613
Federal Agricultural Mortgage Corp. 5.50% 2011[5]	4,665	5,002
Federal Agricultural Mortgage Corp. 5.125% 2017[5]	1,070	1,104
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 3.25% 2011	7,000	7,288
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,218
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	2,035	2,055
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	7,250	7,505
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	10,500	10,650
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	15,000	15,185
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	9,700	9,837
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	7,500	7,733
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	7,250	7,541
United States Government Agency-Guaranteed (FDIC insured), Wells Fargo & Co. 3.00% 2011	7,250	7,505
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	7,250	7,482
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	5,000	5,063
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	4,904
CoBank ACB 1.92% 2022[4,5]	1,720	732
		563,368

ASSET-BACKED OBLIGATIONS[3] — 4.67%
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	3,165	3,213
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	7,500	7,673
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	8,750	8,966
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	3,500	3,594
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	9,500	9,989
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	2,442	2,411
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012	2,966	2,924
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	4,149	4,136
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	12,495	10,339
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	6,000	5,639
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 0.494% 2014[4]	1,750	1,289
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	198	198
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	5,250	5,352
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	9,000	9,398
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	5,000	5,118
Chase Issuance Trust, Series 2006-8, Class A, 0.404% 2016[4]	10,000	9,231
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[5]	6,977	6,598
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[5]	7,736	7,742
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	13,367	13,746
Nissan Auto Lease Trust, Series 2008-A, Class A-2a, 4.27% 2010	7,498	7,536
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	6,000	6,118
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	14,250	13,572
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	13,302
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	1,599	1,586
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	4,973	4,827
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	4,904	4,647
BA Credit Card Trust, Series 2007-B1, Class B-1, 0.424% 2012[4]	5,000	4,852
BA Credit Card Trust, Series 2006-6, Class A, 0.374% 2013[4]	6,000	5,800
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 2.044% 2012[4]	7,000	6,744
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	3,499
Discover Card Master Trust I, Series 2007-3, Class B, Subseries 1, 0.474% 2012[4]	10,000	9,360
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	9,250	9,095
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2013	8,500	8,961
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	1,091	1,075
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	3,806	3,699
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	4,000	3,776
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[5]	8,000	7,745
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	6,291	6,459
MBNA Master Credit Card Trust II, Series 2000-H, Class A, 0.594% 2013[4]	6,500	6,425
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[5]	306	302
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[5]	2,530	2,478
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[5]	3,377	3,111
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[5]	5,711	5,711
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[5]	5,700	5,637
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	7,650	4,969
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[5]	4,593	4,653
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,642	1,660
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	2,894	2,794
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	4,000	4,101
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 2035[4,5]	6,068	3,923
Capital One Multi-asset Execution Trust, Series 2006-3, Class A, 5.05% 2018	4,000	3,888
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[5]	4,250	3,737
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	3,187	2,399
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	1,205	1,095
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012	3,239	3,249
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	3,000	2,996
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 2014[5]	1,000	986
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.394% 2015[4,5]	2,000	1,903
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[2,4,5]	3,084	2,883
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	2,796	2,846
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[5]	4,388	2,198
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,5]	3,282	2,133
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	2,064	2,010
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	1,681	1,597
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-2, 3.79% 2017	312	304
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	1,500	1,218
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029	552	450
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	1,299	1,067
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.494% 2037[4]	5,334	923
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 0.609% 2037[4]	16,362	538
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33% 2031[2,5]	539	532
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[4]	3,475	473
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	972	393
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 2031[4]	522	384
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	254	148
Advanta Business Card Master Trust, Series 2006-C1, Class C, 0.796% 2014[4]	2,000	100
		326,423

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 1.51%
Corporación Andina de Fomento 6.875% 2012	20,000	21,050
United Kingdom Government Agency-Guaranteed, Lloyds TSB Group PLC 2.80% 2012[5]	18,000	18,105
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 2012[5]	11,250	11,208
European Investment Bank 3.125% 2014	9,250	9,281
Nordic Investment Bank, Series D, 3.625% 2013	9,000	9,256
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 2014[5]	9,000	8,800
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 2012[5]	8,250	8,286
France Government Agency-Guaranteed, Société Finance 3.375% 2014[5]	5,900	5,816
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,250	5,461
Asian Development Bank 2.75% 2014	5,100	5,012
United Mexican States Government Global 5.875% 2014	3,500	3,699
		105,974

MUNICIPALS — 0.02%
California Maritime Infrastructure Authority., Taxable Lease Revenue Bonds
(San Diego Unified Port District.— South Bay Plant Acquisition), Series 1999, 6.63% 2009[5]	1,392	1,394
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	74	55
		1,449

Total bonds & notes (cost: $6,288,056,000)		6,206,316

Preferred securities — 0.29%	Shares

FINANCIALS — 0.27%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[4,5]	8,000,000	7,167
PNC Preferred Funding Trust III 8.70%[4,5]	7,700,000	5,711
Société Générale 5.922% [4,5]	5,685,000	3,586
BAC Capital Trust XIII 1.72%[4]	4,290,000	1,645
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,5]	540,000	419
Barclays Bank PLC 6.86% callable perpetual core tier one notes[4,5]	600,000	360
		18,888

U.S. GOVERNMENT AGENCY SECURITIES — 0.02%
US AgBank 6.11%[4,5]	4,250,000	1,533

Total preferred securities (cost: $22,878,000)		20,421

	Principal amount
Short-term securities — 11.67%	(000)

U.S. Treasury Bills 0.187%–0.35% due 6/4–12/17/2009	$236,750	236,659
Federal Home Loan Bank 0.16%–0.26% due 6/19–8/11/2009	224,700	224,633
Pfizer Inc 0.18%–0.22% due 7/7–7/13/2009[5]	65,200	65,184
Abbott Laboratories 0.21%–0.22% due 7/2–7/29/2009[5]	55,000	54,987
Bank of America Corp., FDIC insured, 0.27%–0.30% due 6/26–6/30/2009	54,200	54,189
Freddie Mac 0.13%–0.25% due 6/9–10/19/2009	51,251	51,202
Park Avenue Receivables Co., LLC 0.25% due 6/11/2009[5]	40,200	40,197
Coca-Cola Co. 0.22% due 6/4/2009[5]	39,700	39,699
Fannie Mae 0.11% due 6/8/2009	25,200	25,199
Merck & Co. Inc. 0.20% due 7/10/2009	20,000	19,995
General Electric Capital Corp. 0.18% due 6/1/2009	4,000	4,000

Total short-term securities (cost: $815,930,000)		815,944

Total investment securities (cost: $7,126,864,000)		7,042,681
Other assets less liabilities		(51,923)

Net assets		$6,990,758

[1] Index-linked bond whose principal amount moves with a government retail price index.
[2] Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $131,923,000, which represented 1.89% of the net assets of the fund.
[3] Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4] Coupon rate may change periodically.

[5] Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $907,863,000, which represented 12.99% of the net assets of the fund.

[6] Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 11/6/2007 at a cost of $2,749,000) may be subject to legal or contractual restrictions on resale.

[7] Scheduled interest and/or principal payment was not received.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on September 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2009 (dollars in thousands):

Investment securities

Level 1 – Quoted prices	$—
Level 2 – Other significant observable inputs	6,954,305
Level 3 – Significant unobservable inputs	88,376
Total	$7,042,681

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended May 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 9/1/2008	$—
Net purchases	741
Net unrealized depreciation	(41)
Net transfers into Level 3	87,676
Ending value at 5/31/2009	$88,376

Net unrealized depreciation during the period on Level 3 investment securities held at 5/31/2009	$(32)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$140,188
Gross unrealized depreciation on investment securities	(226,714)
Net unrealized depreciation on investment securities	(86,526)
Cost of investment securities for federal income tax purposes	7,129,207

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-923-0709O-S21422

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: July 29, 2009